UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report

December 31, 2019

LHA Market StateTM U.S. Tactical ETF

Ticker: MSUS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

LHA Market StateTM U.S. Tactical ETF

Re: LHA Market StateTM U.S. Tactical ETF

Dear Shareholder,

The Little Harbor Advisors, LLC (“LHA”) team is pleased to provide you with the 2019 Annual Report for the LHA Market StateTM U.S. Tactical ETF (the “Fund”, Ticker Symbol: MSUS). MSUS launched on April 3, 2018. This report reflects the Fund’s performance from January 1, 2019 through December 31, 2019 (“current fiscal period”).

2019 is now over, and as we reflect back on a year that was full of surprises, our confidence in the LHA Market StateTM US Tactical ETF’s (MSUS) efficacy continues to strengthen. In 2019, the S&P 500® Index (S&P 500(TR)) was up 31.49% - a result that few, if any, foresaw as the year began. With trade wars, geopolitical instability, climate crises, BREXIT, heightened global tensions and US political hostility all part of the landscape for the year, one is hard pressed to determine the underpinnings of such stock market largess. Little has changed as far as the clouds overhanging the world as 2020 begins, and the upcoming US elections provide an additional source of uncertainty.

For the current fiscal period, MSUS returned 14.48% on a NAV basis and returned 14.12% at the market price, these numbers are consistent with participating in up-markets and cushioning losses in down-markets. With average net exposure of only 56.51%, we are especially pleased with the risk mitigation adjustment we incorporated in June.

As you know, the market exposures fluctuate in response to the time-varying distribution of returns. While having demonstrated efficaciousness over longer time periods, those exposures have proven vulnerable to rapidly changing pricing regimes. By incorporating a sensitivity to very short term volatility swings, as we did in 2019, leverage in large downdrafts is reduced. This was especially helpful during some of the large down days in August.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

As the following chart illustrates for MSUS, 2019 began and ended on a cautious note, with low net exposures. The first and fourth quarters, did however deliver the strongest returns of the year, up approximately 7% and 3% respectively. Market volatility during the summer months resulted in some large swings in net exposure, but did not detract from returns as all four quarters were positive for MSUS.

As we put behind us the headlines of 2019 and look forward to the potential for gradual improvement in 2020, it is not irrational to expect that the performance of the VictoryShares US 500 Volatility Wtd (CFA) can potentially begin to produce returns more in line with historical norms. In 2018, CFA trailed the S&P 500® (TR) by about 400 basis points. In 2019, that drag was 125 basis points – gradual improvement. We have opined frequently on the long term advantages of a more equal weighted approach to generating Beta, and thus far been disappointed. Despite the influence of the largest stocks in the S&P 500 (TR), on a look back 20 year period, the equal weighted S&P 500® (TR) has outperformed the S&P 500® by over 300 basis points per year. Given the continued dominance of the Technology sector and its overwhelming representation in the S&P 500 (TR), experience leads us to have even greater confidence that historical “rhyming” is inevitable.

Much has been written and spoken about the dangers of “crowded” trades and one can easily make the case that the S&P 500 (TR) is one of the most crowded investors may have ever experienced. In the case of the likely inevitable retrenchment, the leaders on the way up may also be the ones to lead on the way down. Should a mass exodus from the popular index take place, the largest weightings will also receive the greatest selling pressure. Performance of that group during the most recent run up might be perceived as a sort of self-fulfilling prophesy. The continuing transition from active management to passive puts upward pressure on the largest index holdings.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

With the active/passive split now roughly 50/50 in terms of assets under management and no signs of relative growth subsiding, one might question the intelligence of bucking the trend. The rationale for investing in MSUS is not to attempt to make more money on the way up, but to seek to lose so much less on the way down, that the power of compounding over a complete market cycle can work its magic. It is a vehicle designed (but not guaranteed) for investors with a long term perspective who like to make money when markets are rising and absolutely hate to lose it in downturns. Markets, by definition, will fluctuate. We do not profess to have any special insight into the long term waves that generate those vacillations, but do believe that MSUS can navigate those waves effectively.

Actively adjusting market exposure has the potential to lessen losses during market downdrafts. Given the current set of potential market “torpedoes”, full on index exposure may not be the most prudent posture. However, countervailing forces provide an argument against an imminent collapse. Central Banks have kept the liquidity spigot open and household cash levels remain high by historical standards. Economic growth shows some signs of age, but few symptoms of arteriosclerosis.

2019 looked a lot like 2018 from a risk perspective and was dominated by many of the same themes. 2020 may see a continuation of that trend, albeit likely without the “buy anything” return profile, where just about everything went up: bonds, oil, equities… As we write this, a new wrinkle has emerged as US/Iranian tensions percolate to new levels. Doomsayers predict war, others adhere to the principal that in an area that breeds violence, strength is respected. Time will be the final arbiter, but it is one more piece of evidence that predicting the future is difficult if not impossible. The key to surviving if not thriving under such uncertainty is the ability to adapt to changing environments.

We thank you once again for your support and confidence and are optimistic that MSUS will fulfill expectations in 2020.

Sincerely,

Jeff Landle, CFA
Chief Investment Officer

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will use future contracts. The potential loss of principal

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. Because the Fund may “turn over” some or all of its portfolio as frequently as daily, the Fund may incur high levels of transaction costs, which could reduce shareholder returns. The Fund will invest in other ETFs that may invest in small- and mid-cap companies which involves additional risks such as limited liquidity and greater volatility.

The Standard & Poor’s 500 (TR) Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index.

Generally, “beta” refers to the volatility of a portfolio in comparison to the market as a whole. A “basis point” refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

VictoryShares US 500 Volatility Wtd ETF (Ticker Symbol: CFA) offers exposure to large-cap US stocks, without subjecting investors to the inherent limitations of traditional market-cap weighting. It seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses. As of 12/31/19, CFA represented 81.38% of MSUS’s net assets. Fund holdings and allocations are subject to change and should not be considered recommendations to buy or sell any security. References to other mutual funds or products should not be interpreted as an offer of those securities.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

MSUS is distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM U.S. Tactical ETF

Performance Summary

(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 3, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annualized Returns December 31, 2019	1 Year	Since Inception(a)
LHA Market StateTM U.S Tactical ETF - NAV	14.48%	0.61%
LHA Market StateTM U.S Tactical ETF - Market	14.12%	0.60%
S&P 500® Index (b)(c)	31.49%	15.17%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. This chart illustrates the performance of a hypothetical $10,000 investment made on April 3, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2019 is 1.18%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(a)	Inception date is April 3, 2018.

LHA Market StateTM U.S. Tactical ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

(b)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(c)

The Standard & Poor’s 500 Total Return Index (S&P 500®) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

LHA Market StateTM U.S. Tactical ETF

Portfolio Allocation

As of December 31, 2019 (Unaudited)

Security Type	Percentage of Net Assets
Exchange-Traded Funds	81.4%
Short-Term Investments	14.4%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

LHA Market StateTM U.S. Tactical ETF

Schedule of Investments

December 31, 2019

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 81.4% (a)
81,457	VictoryShares US 500 Volatility Wtd ETF (b)	$4,595,804
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,992,744)	4,595,804

	SHORT-TERM INVESTMENTS — 14.4%
	Money Market Funds — 14.4%
405,841	First American Government Obligations Fund, Class X, 1.51% (c)	405,841
405,841	First American Treasury Obligations Fund, Class X, 1.53% (c)	405,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $811,682)	811,682

	TOTAL INVESTMENTS — 95.8% (Cost $4,804,426)	5,407,486
	Other Assets in Excess of Liabilities — 4.2%	239,740
	NET ASSETS — 100.0%	$5,647,226

Percentages are stated as a percentage of net assets.

(a)

To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies. See Note 8 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Annualized seven-day yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Schedule of Open Futures Contracts

December 31, 2019

Number of Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
7	S&P 500 E-Mini Future	March 2020	$1,130,885	$2,733

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statement of Assets and Liabilities

December 31, 2019

ASSETS
Investments in Securities, at Value (Cost $4,804,426)	$5,407,486
Segregated Cash Held at Broker for Futures	71,111
Deposits at Broker for Futures	190,488
Variation Margin Receivable	2,695
Interest Receivable	1,133
Total Assets	5,672,913

LIABILITIES
Payable for Distribution to Shareholders	21,032
Management Fees Payable	4,655
Total Liabilities	25,687

NET ASSETS	$5,647,226

NET ASSETS CONSIST OF:
Paid-in Capital	$5,780,480
Total Distributable Earnings (Accumulated Deficit)	(133,254)
Net Assets	$5,647,226

Net Asset Value:
Net Assets	$5,647,226
Shares Outstanding (a)	225,000
Net Asset Value, Offering and Redemption Price per Share	$25.10

(a)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statement of Operations

For the Year Ended December 31, 2019

INVESTMENT INCOME
Dividends	$66,775
Interest	9,429
Total Investment Income	76,204

EXPENSES
Management Fees	55,613
Total Expenses	55,613

Net Investment Income (Loss)	20,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	71,274
Futures	(415,260)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	1,136,919
Futures	12,604
Net Realized and Unrealized Gain (Loss) on Investments	805,537
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$826,128

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Period Ended December 31, 2018 (a)
OPERATIONS
Net Investment Income (Loss)	$20,591	$18,368
Net Realized Gain (Loss) on Investments and Futures Contracts	(343,986)	(300,373)
Change in Unrealized Appreciation (Depreciation) of Investments and Futures Contracts	1,149,523	(543,729)
Net Increase (Decrease) in Net Assets Resulting from Operations	826,128	(825,734)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(21,032)	(17,895)
Total Distributions to Shareholders	(21,032)	(17,895)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	592,787	7,525,195
Payments for Shares Redeemed	(1,802,625)	(629,598)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(1,209,838)	6,895,597
Net Increase (Decrease) in Net Assets	(404,742)	6,051,968

NET ASSETS
Beginning of Year/Period	$6,051,968	$—
End of Year/Period	$5,647,226	$6,051,968

(a)	The Fund commenced operations on April 3, 2018. The information presented is for the period from April 3, 2018 to December 31, 2018.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	300,000
Redemptions	(75,000)	(25,000)
Net Increase (Decrease)	(50,000)	275,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2019	Period Ended December 31, 2018 (a)
Net Asset Value, Beginning of Year/Period	$22.01	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(h)	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	3.09	(3.00	)(c)
Total from Investment Operations	3.18	(2.92)

DISTRIBUTIONS to shareholders:
Net Investment Income	(0.09)	(0.07)
Total Distributions	(0.09)	(0.07)

Net Asset Value, End of Year/Period	$25.10	$22.01

Total Return	14.48%	-11.71	%(d)(e)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$5,647	$6,052

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.97%	0.97	%(g)
Net Investment Income (Loss) to Average Net Assets (h)	0.36%	0.42	%(g)
Portfolio Turnover Rate (i)	3%	2	%(d)

(a)	Commencement of operations on April 3, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Includes a gain of less than $0.01 per share derived from payment from an affiliate for reimbursement to the Fund for two trade errors that resulted in a loss to the Fund.
(d)	Not annualized.
(e)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -11.71%.
(f)	Does not include expenses of investment companies in which the Fund invests.
(g)	Annualized.
(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratios do not include net investment income of the underlying investment companies in which the Fund invests.

(i)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM U.S. Tactical ETF

Notes to Financial Statements

December 31, 2019

NOTE 1 – ORGANIZATION

LHA Market StateTM U.S. Tactical ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to provide investment results that exceed the total return performance of the broader U.S. equity market on a risk-adjusted basis by investing in (i) one or more other ETFs that principally invests in large cap U.S. equity securities (“Underlying ETFs”) or the constituent stocks of such Underlying ETFs and (ii) long or short futures contracts on one or more U.S. equity market indexes. The Fund commenced operations on April 3, 2018.

The end of the reporting period for the Fund is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Category
Investments in Securities	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$4,595,804	$—	$—	$4,595,804
Short-Term Investments	811,682	—	—	811,682
Total Investments in Securities	$5,407,486	$—	$—	$5,407,486
Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$2,733	$—	$—	$2,733

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended December 31, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(90,124)	$90,124

During the fiscal period ended December 31, 2019, the Fund realized $90,124 in net capital gains from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

NOTE 3 – FUTURES CONTRACTS

The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on an as needed basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedule of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund may be required to make cash payments to maintain the required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under segregated cash held at broker for futures.

The following table represents a summary of the value of derivative instruments as of the end of the current fiscal period, and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Variation Margin Receivable	$2,695

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Derivatives	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts - Futures	$(415,260)	$12,604

The average monthly value of short and long futures during the current fiscal period was $1,613,684 and $438,315, respectively.

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of the end of the current fiscal period.

Assets	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Futures Contracts
Interactive Brokers, LLC	$2,695	$—	$2,695	$—	$—	$2,695

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.97% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities, futures, and in-kind transactions, were $118,206 and $601,121, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $476,910 and $1,452,760, respectively.

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2019 in the Fund, were as follows:

Tax cost of investments	$4,807,293
Gross tax unrealized appreciation	$600,193
Gross tax unrealized depreciation	—
Net tax unrealized appreciation (depreciation)	600,193
Undistributed ordinary income	32
Undistributed long-term capital gain (loss)	—
Accumulated gain (loss)	32
Other accumulated gain (loss)	(733,479)
Distributable earnings (accumulated deficit)	$(133,254)

The difference between book and tax-basis cost is attributable to wash sales.

As of December 31, 2019, the Fund deferred, on a tax basis, no post-October losses and no late-year ordinary losses.

As of December 31, 2019, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$306,069	$427,410	Indefinite

The tax character of distributions paid by the Fund during the fiscal years ended December 31, 2019 and December 31, 2018, were as follows:

	Year Ended December 31, 2019	Period Ended December 31, 2018
Ordinary Income	$21,032	$17,895

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares,

LHA Market StateTM U.S. Tactical ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – PRINCIPAL RISK

The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

LHA Market StateTM U.S. Tactical ETF

Report of Independent Registered Public Accounting Firm

December 31, 2019

To the Shareholders of LHA Market State™ U.S. Tactical ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open futures contracts, of LHA Market State™ U.S. Tactical ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating

LHA Market StateTM U.S. Tactical ETF

Report of Independent Registered Public Accounting Firm

December 31, 2019 (Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2020

LHA Market StateTM U.S. Tactical ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	49	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	49	None

LHA Market StateTM U.S. Tactical ETF

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020) Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney since 2019, Regulatory Administration Intern (2018–2019) and Law Student (2016–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

LHA Market StateTM U.S. Tactical ETF

Expense Example

For the Six-Months Ended December 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period(a)
Actual	$1,000.00	$1,045.40	$5.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.32	$4.94

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.97%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

LHA Market StateTM U.S. Tactical ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2019 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.lhafunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

LHA Market StateTM U.S. Tactical ETF

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available, without charge, on the Fund’s website at www.lhafunds.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

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Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts 01945

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM U.S. Tactical ETF

Symbol – MSUS
CUSIP – 26922A487

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$15,000	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/3/2020

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/3/2020

*	Print the name and title of each signing officer under his or her signature.